Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net earnings	$ 782	$ 225	$ 1,558	$ 1,188
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(231)	43	(103)	253
Amortization of net prior service costs and net actuarial losses	(65)	(45)	(9)	(26)
Other comprehensive income	(296)	(2)	(112)	227
Comprehensive income	$ 486	$ 223	$ 1,446	$ 1,415